Related Party Transactions - Additional Information (Details)						12 Months Ended
	Oct. 09, 2020 USD ($)	Oct. 08, 2020 USD ($) $ / shares shares	Oct. 06, 2020 USD ($) $ / shares	Oct. 02, 2020 USD ($) Director $ / shares shares	Aug. 12, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) Director $ / shares shares	Sep. 15, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Aug. 11, 2019 USD ($)
Related Party Transaction [Line Items]
Common stock issued, value | $						$ 450,004,500
Assets | $						$ 450,817,922		$ 25,093	$ 0
Number of independent directors | Director						4
Expected percentage that the initial shareholders will hold upon closing of business combination		20.00%
Price per share sponsor agreed to liable | $ / shares						$ 10.00
Unsecured non-interest bearing promissory note | $							$ 300,000
Original Forward Purchase Agreement
Related Party Transaction [Line Items]
Sale of warrants		1,000,000
Warrant price per share | $ / shares		$ 11.50
Aggregate purchase price | $		$ 50,000,000
Number of founder shares sponsor can forfeit		500,000
Additional Forward Purchase Agreements
Related Party Transaction [Line Items]
Sale of warrants		2,000,000
Aggregate purchase price | $		$ 100,000,000
Number of founder shares sponsor can forfeit		1,000,000
Administrative Service Agreement
Related Party Transaction [Line Items]
Office space, administrative and support services expense | $	$ 50,000
Private Placement
Related Party Transaction [Line Items]
Warrant price per share | $ / shares				$ 1.50
Proceeds from issuance of warrants | $			$ 11,000,000
Sale of units description						If the Company does not complete the Business Combination within 24 months from the Close Date, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Company’s Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.
Private Placement | Additional Forward Purchase Agreements
Related Party Transaction [Line Items]
Sale of warrants		1,000,000
Class F Ordinary Shares
Related Party Transaction [Line Items]
Common stock issued, value | $						$ 25,000
Common stock, shares outstanding						11,250,000		20,000,000
Class A Ordinary Shares
Related Party Transaction [Line Items]
Common stock, shares outstanding						2,046,599		0
Class A Ordinary Shares | Original Forward Purchase Agreement
Related Party Transaction [Line Items]
Price per share | $ / shares		$ 10.00
Sale of aggregate shares		5,000,000
Percentage of additional number of shares agreed to issue to transferee		10.00%
Aggregate number of additional shares agreed to issue to transferee		500,000
Stock price per share of additional number of shares agreed to issue to transferee | $ / shares		$ 9.09
Class A Ordinary Shares | Additional Forward Purchase Agreements
Related Party Transaction [Line Items]
Price per share | $ / shares		$ 9.09
Sale of aggregate shares		11,000,000
Warrants to purchase price per share | $ / shares		$ 11.50
Class A Ordinary Shares | Additional Forward Purchase Agreements | Maximum
Related Party Transaction [Line Items]
Sale of aggregate shares		11,000,000
TPG Pace Tech Opportunities Sponsor, Series LLC | Private Placement
Related Party Transaction [Line Items]
Sale of warrants						7,333,333
Warrant price per share | $ / shares			$ 1.50			$ 1.50
Proceeds from issuance of warrants | $			$ 11,000,000			$ 11,000,000
Transferable, assignable or salable period of warrants						30 days
TPG Pace Tech Opportunities Sponsor, Series LLC | Private Placement | Warrant
Related Party Transaction [Line Items]
Sale of units description						Each Private Placement Warrant entitles the holder to purchase one Class A ordinary share at $11.50 per share, subject to adjustment.
TPG Pace Tech Opportunities Sponsor, Series LLC | Class F Ordinary Shares
Related Party Transaction [Line Items]
Number of units sold					20,000,000
Common stock issued, value | $					$ 25,000
Common stock, issued, price per share | $ / shares					$ 0.001
Number of independent directors | Director				4
Shares forfeited				7,062,500
Forfeited value | $				$ 0
Common stock, shares outstanding						11,250,000		20,000,000
Business combination period allowed from close date to exercise rights						24 months
Preferred stock conversion ratio						one-for-one basis
TPG Pace Tech Opportunities Sponsor, Series LLC | Class F Ordinary Shares | Director
Related Party Transaction [Line Items]
Shares transferred				40,000
TPG Pace Tech Opportunities Sponsor, Series LLC | Class F Ordinary Shares | Over-Allotment Option
Related Party Transaction [Line Items]
Shares forfeited on expiration of underwriters				1,687,500
TPG Pace Tech Opportunities Sponsor, Series LLC | Class A Ordinary Shares | Private Placement
Related Party Transaction [Line Items]
Warrant holder entitled to purchase common stock per one share						1
Price per share | $ / shares						$ 11.50
Sponsor and Initial Shareholders | Class F Ordinary Shares
Related Party Transaction [Line Items]
Related party transaction, description of transaction						Additionally, the Initial Shareholders agreed not to transfer, assign or sell any of their respective Founder Shares until the earlier of (i) one year after the completion of the Business Combination or (ii) subsequent to the Business Combination, if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination and (iii) the date following the completion of the Business Combination on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property (the “Lock Up Period”).
Sponsor and Initial Shareholders | Class A Ordinary Shares
Related Party Transaction [Line Items]
Price per share for earlier end of lockup period | $ / shares						$ 12.00